Acquisitions	12 Months Ended
Mar. 31, 2015
Acquisitions

3. Acquisitions

(1) Robeco Groep N.V. acquisition

On July 1, 2013, the Company acquired approximately 90.01% of the total voting equity interests of Robeco Groep N.V. (Head office: Rotterdam, the Netherlands, hereinafter, “Robeco”) from Coöperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Head office: Utrecht, the Netherlands, hereinafter, “Rabobank”). As a result, Robeco has become a consolidated subsidiary of the Company. Robeco, a mid-size global asset manager, offers a mix of investment solutions in a broad range of strategies to institutional and private investors worldwide.

The total cost of the acquisition consideration was ¥255,163 million. The initial consideration of ¥249,987 million was paid by ¥230,579 million in cash and 13,902,900 shares issued out of treasury, valued at ¥19,408 million. The 13,902,900 shares issued to Rabobank as part of the total consideration was determined based on the closing price of ¥1,396 of the Company’s common share on the Tokyo Stock Exchange on July 1, 2013 in accordance with the share purchase agreement executed between the Company and Rabobank as of February 19, 2013. In addition, the Company will be required to pay contingent consideration depending on the future performance of a certain section of asset management business for each of Robeco’s fiscal years until the fiscal year ending in December 2015. The estimated fair value of such contingent consideration was ¥5,176 million, which is included in the total consideration transferred. The contingent consideration was ¥2,833 million and ¥5,533 million as of March 31, 2014 and 2015, respectively. During fiscal 2015, there was an increase in its fair value by ¥12,203 million, a decrease by ¥47 million due to settlement, and a decrease by ¥9,456 million due to the amount for an annual payment being finalized. The change in the fair value is included as part of other (income) and expense, net in the Company’s consolidated statements of income. The Company believes that the change in such consideration is not expected to be significant.

Transaction costs of ¥2,039 million are included in selling, general and administrative expenses in the Company’s consolidated statements of income for prior periods.

Through this acquisition, the Company aims to expand its global asset management business as one of the measures to pursue new business models by combining finance with related services. The rationale for the Company’s acquisition of Robeco includes the strength of Robeco’s global brand, the diversity of its businesses across asset classes and regions, the breadth of its global distribution network and the experience of its investment teams. As a well-managed and relatively autonomous group of businesses with a good performance record, Robeco is the ideal vehicle for the Company to pursue its ambitions in global asset management. Growth opportunities also exist in the pension and asset management markets in Asia and the Middle East, where the Company has an established network.

The Company allocated the acquisition consideration to Robeco’s respective assets acquired and liabilities assumed, and records the identified assets, liabilities and noncontrolling interest based on their fair values at the acquisition date by the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”). The fair value of noncontrolling interest is estimated based on the acquisition consideration taking into account an appraised value using a market approach (business enterprise value multiples).

The Company finalized the purchase price allocation during the three months ended June 30, 2014. As a result, the following table provides fair value amounts allocated to assets acquired and liabilities assumed of Robeco.

Millions of yen
Fair value amounts of assets, liabilities and noncontrolling interests
Cash and Cash Equivalents	¥43,737
Investment in Securities	3,325
Investment in Affiliates	931
Trade Notes, Accounts and Other Receivable	1,462
Office Facilities	1,839
Other Assets	390,491

Total Assets	441,785

Trade Notes, Accounts and Other Payable	770
Current and Deferred Income Taxes	71,087
Long-Term Debt	31,016
Other Liabilities	55,981

Total Liabilities	158,854

Noncontrolling interests	27,768

Net	¥255,163

Goodwill with a value of ¥130,961 million, and other intangible assets of ¥205,730 million that were identified in connection with the acquisition are included in other assets in the above table and the Company’s consolidated balance sheets as of March 31, 2015. The goodwill is calculated as the excess of consideration transferred and the fair value of noncontrolling interest over the net assets recognized at fair value. The Company calculated the amount of goodwill based on estimates of fair value of assets acquired, liabilities assumed and noncontrolling interest. The goodwill represents the future growth of the ORIX Group from new revenue streams arising from the consolidation of Robeco and synergies with the Company’s existing assets and businesses. The goodwill is not deductible for tax purposes. The goodwill and other intangible assets recorded in connection with this acquisition are included in the Overseas Business segment.

Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets that have indefinite useful lives:
Asset management contracts	¥152,680	—
Trade names	18,115	—

Subtotal	170,795

Intangibles subject to amortization:
Customer relationships	32,994	7
Software	1,941	7

Subtotal	34,935

Total	¥205,730

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of the fiscal year ended March 31, 2013:

	Millions of yen	Millions of yen
	March 31, 2013	March 31, 2014
Total revenues	¥1,158,794	¥1,405,276
Income from Continuing Operations	130,050	189,061

Total revenues and income from continuing operations of Robeco included in the Company’s consolidated statements of income for the year ended March 31, 2014 were ¥111,166 million and ¥17,251 million, respectively

The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date. The unaudited supplemental pro forma financial information does not include nonrecurring costs directly attributable to the acquisition, such as certain professional fees, that would not have been incurred had the acquisition not occurred.

(2) DAIKYO INCORPORATED acquisition

In March, 2005, the Company entered into a capital alliance with DAIKYO, which operates condominium development and management businesses. In connection with the capital alliance, the Company acquired 133,720,000 shares of DAIKYO’s common stock, 10,000,000 shares of type-1 preferred stock, 15,000,000 shares of type-2 preferred stock and 25,000,000 shares of type-4 preferred stock. In June 2008, DAIKYO redeemed certain of type-2 preferred stock and type-4 preferred stock held by the Company. Furthermore, in March 2009, the Company subscribed 25,000,000 shares of type-7 preferred stock and acquired 23,598,144 shares of type-8 preferred stock of DAIKYO. Since entering into the capital alliance, DAIKYO has shifted its business model from one focusing on “Flow business”, such as development and sale of condominiums, to one that achieves a balance between “Flow business” and “Stock business”, such as asset management and brokerage of condominiums. As a result of the shift, DAIKYO has developed business platforms that generate more stable financial performance.

On February 27, 2014, the Company exercised its conversion rights attached to all type-2 preferred stock, type-4 preferred stock, type-7 preferred stock and type-8 preferred stock of DAIKYO held by the Company. As a result, the Company acquired an additional 398,204,999 shares of common stock of DAIKYO. Following the conversion, its voting rights in DAIKYO increased from 31.7% to 64.1% and DAIKYO became a consolidated subsidiary of the Company from an equity method affiliate. There was no additional capital investment in DAIKYO in conjunction with the exercise of the acquisition rights.

Transaction costs of ¥23 million are included in selling, general and administrative expenses in the Company’s consolidated statements of income for the fiscal year ended March 31, 2014.

Prior to the exercise of the acquisition rights in February 2014, the Company’s interest in DAIKYO was accounted for under the equity method of accounting. As a result of this step acquisition, the Company remeasured its previously held equity interest at its fair value of ¥124,606 million, which was calculated based primarily on the market price of the common shares on an as-if converted basis adjusted for any control premium, and the Company recognized a gain of ¥58,435 million included in gains on sales of subsidiaries and affiliates and liquidation losses, net in the consolidated statements of income for the fiscal year ended March 31, 2014.

The Company allocates the acquisition consideration in the amount of ¥124,606 million to DAIKYO’s respective assets acquired and liabilities assumed and records the identified assets, liabilities and noncontrolling interest based on their fair values at the acquisition date using the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”). The fair value of noncontrolling interest is measured based on the market price of the common shares held by noncontrolling shareholders as of the acquisition date. The Company finalized the purchase price allocation during the fiscal year ended March 31, 2015. As a result, the following table provides fair value amounts allocated to assets acquired and liabilities assumed of DAIKYO, including a reconciliation to the preliminary valuation for the fiscal year ended March 31, 2014, are as follows.

	Millions of yen	Millions of yen	Millions of yen
	Preliminary Valuation 2014	Adjustments/ Reclassifications	Final Valuation 2015
Cash and Cash Equivalents	¥105,328	¥0	¥105,328
Investment in Operating Leases	3,710	3,993	7,703
Investment in Securities	1,438	(125)	1,313
Investment in Affiliates	44,628	(15,611)	29,017
Trade Notes, Accounts and Other Receivable	16,059	1,221	17,280
Inventories	102,400	(16,247)	86,153
Office Facilities	9,274	1,701	10,975
Other Assets	75,400	22,047	97,447

Total Assets	358,237	(3,021)	355,216

Short-Term Debt	1,647	(260)	1,387
Trade Notes, Accounts and Other Payable	45,257	(7,122)	38,135
Current and Deferred Income Taxes	5,288	12,684	17,972
Long-Term Debt	69,790	(4,080)	65,710
Other Liabilities	42,912	(4,159)	38,753

Total Liabilities	164,894	(2,937)	161,957

Noncontrolling interests	68,737	(84)	68,653

Net	¥124,606	¥0	¥124,606

Goodwill with a value of ¥12,957 million, and other intangible assets of ¥60,308 million that were identified in connection with the acquisition are included in other assets in the Company’s consolidated balance sheets as of March 31, 2015. The goodwill is calculated as the excess of consideration transferred and the fair value of noncontrolling interest over the net assets recognized at fair value. The Company calculated the amount of goodwill based on estimates of fair value of assets acquired, liabilities assumed and noncontrolling interest. The goodwill represents the future growth of the ORIX Group from new revenue streams arising from the consolidation of DAIKYO and synergies with the existing Company’s assets and businesses. The goodwill is not deductible for tax purposes. The goodwill and other intangible assets recorded in connection with this acquisition are included in the Investment and Operation segment.

Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets that have indefinite useful lives:
Trade names	¥20,355	—

Subtotal	20,355

Intangibles subject to amortization:
Customer relationships	37,463	18
Backlog	2,490	2

Subtotal	39,953

Total	¥60,308

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of the fiscal year ended March 31, 2013:

	Millions of yen	Millions of yen
	March 31, 2013	March 31, 2014
Total revenues	¥1,332,984	¥1,594,033
Income from Continuing Operations	133,572	203,243

Total revenues and income from continuing operations of DAIKYO included in the Company’s consolidated statements of income for the year ended March 31, 2014 were ¥56,803 million and ¥1,296 million, respectively

The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date.

(3) Hartford Life Insurance K.K. acquisition

On July 1, 2014, the Company’s wholly owned subsidiary, ORIX Life Insurance Corporation (hereinafter, “ORIX Life Insurance”), acquired the entire outstanding shares of Hartford Life Insurance K.K. (Head office: Minato-ku, Tokyo, Japan, Business description: Life insurance business and reinsurance business, hereinafter, “HLIKK”), a subsidiary of The Hartford Financial Services Group, Inc. in accordance with the share purchase agreement executed between the Company and Hartford Life, Inc. (Head office: Simsburry, Connecticut, U.S.A.), a subsidiary of The Hartford Financial Services Group, Inc. as of April 28, 2014 in order to enhance its capital strength and improve the soundness of its management, in view of accelerating its growth. As a result, HLIKK has become a consolidated subsidiary of the Company. HLIKK has discontinued selling insurance products since June 2009.

The total cost of acquisition consideration was ¥98,355 million, of which cost, ¥97,676 million was paid in cash on July 1, 2014. In addition, an additional consideration of ¥679 million was paid in cash on December 3, 2014, as a result of the acquisition price adjustment calculated based on HLIKK’s net assets as of June 30, 2014 pursuant to the share purchase agreement.

Transaction costs were ¥224 million for the year ended March 31, 2014 and ¥1,217 million for the year ended March 31, 2015, respectively, and are included in selling, general and administrative expenses in the Company’s consolidated statements of income.

The Company allocated the acquisition consideration to HLIKK’s respective assets acquired and liabilities assumed, and recorded the identified assets and liabilities based on their fair values at the acquisition date by the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”).

The following table provides preliminary fair value amounts allocated to assets acquired and liabilities assumed of HLIKK. The acquisition occurred during the three months ended September 30, 2014, and the purchase price allocation has not yet been finalized as of the filing date of this report. Although certain items are still pending further evaluation, the final purchase price allocations are not expected to differ materially from the current valuation.

In connection with this acquisition, the Company recognized the identifiable assets acquired and the liabilities assumed at their fair value, and recognized an excess of the fair value of the net assets acquired over the fair value of the consideration transferred as a bargain purchase gain of ¥36,082 million, which is separately reported in the consolidated statements of income.

Millions of yen
Provisional fair value amounts of assets, liabilities
Cash and Cash Equivalents	¥69,244
Installment Loans	282
Investment in Securities	1,847,536
Trade Notes, Accounts and Other Receivable	66,340
Office Facilities	351
Other Assets	319,244

Total Assets	2,302,997

Short-Term Debt	25,000
Trade Notes, Accounts and Other Payable	3,979
Policy Liabilities and Policy Account Balances	2,125,257
Current and Deferred Income Taxes	8,413
Other Liabilities	5,911

Total Liabilities	2,168,560

Net	134,437

Fair value of Consideration transferred	98,355

Bargain purchase gain	¥36,082

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2013, the beginning of the year ended March 31, 2014:

	Millions of yen
	March 31, 2014	March 31, 2015
Total revenues	¥1,819,007	¥2,220,805
Income from Continuing Operations	215,158	259,239

Total revenues and income from continuing operations of HLIKK included in the Company’s consolidated statements of income for the year ended March 31, 2015 are ¥196,883 million and ¥4,597 million, respectively.

The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date. The Company elected the fair value option to account for variable annuity insurance contracts at the acquisition date; however, it cannot reasonably calculate their fair values prior to the acquisition date as if the fair value option were retrospectively applied. Thus, the unaudited supplemental pro forma financial information is prepared in accordance with ASC 944 (“Financial Services—Insurance”) without applying the fair value option accounting.

(4) Other acquisitions

During fiscal 2013, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥70,537 million, which was paid in cash. In accordance with the finalization of purchase price allocation during fiscal 2014, the amount of goodwill was ¥24,114 million, of which ¥6,964 million is deductible for income tax calculation purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥29,090 million. The acquisitions were mainly included in the Retail segment and the Investment and Operation segment.

During fiscal 2014, the Company and its subsidiaries acquired entities, other than Robeco and DAIKYO, for a total cost of the acquisition consideration of ¥62,565 million, which was paid in cash. In accordance with the finalization of purchase price allocation during fiscal 2015, the amount of goodwill was ¥39,507 million, of which ¥1,184 million is deductible for income tax calculation purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥1,343 million. The acquisitions were mainly included in the Corporate Financial Services segment and the Overseas Business segment.

During fiscal 2015, the Company and its subsidiaries acquired entities other than HLIKK which were individually immaterial business combinations but were considered collectively material. The total cost of the acquisitions consideration was ¥102,621 million which was paid mainly in cash.

The Company allocates the acquisition consideration to the entities’ respective assets acquired and liabilities assumed, and records the identified assets, liabilities and noncontrolling interest based on their fair values at the acquisition date by the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”). The fair value of noncontrolling interest is estimated based on the acquisition consideration taking into account an appraisal value using a binominal option pricing model.

The following table provides preliminary fair value amounts allocated to assets acquired and liabilities assumed of the acquired entities. The Company has reflected certain preliminary estimates with respect to the fair value of the underlying net assets and noncontrolling interests of the entities in determining amount of goodwill. The amount of goodwill and intangible assets other than goodwill could possibly be adjusted because certain of the acquisitions were made near the fiscal year-end and the purchase price allocations have not completed yet. However, the final purchase price allocations are not expected to differ materially from the current valuation.

Millions of yen
Provisional fair value amounts of assets, liabilities and noncontrolling interests
Cash and Cash Equivalents	¥32,234
Property under Facility Operations	9,289
Trade Notes, Accounts and Other Receivable	37,359
Inventories	20,735
Office Facilities	3,250
Other Assets	160,731
Other	1,358

Total Assets	264,956

Short-Term Debt	4,140
Trade Notes, Accounts and Other Payable	33,963
Current and Deferred Income Taxes	24,457
Long-Term Debt	45,739
Other Liabilities	28,011

Total Liabilities	136,310

Noncontrolling interests	26,025

Aggregate fair value of considerations transferred	¥102,621

Goodwill with a preliminary value of ¥83,751 million and other intangible assets of ¥59,320 million that were identified in connection with the acquisitions are included in other assets in the Company’s consolidated balance sheet as of March 31, 2015. The goodwill is calculated as the excess of considerations transferred and the fair value of noncontrolling interest over the net assets recognized at fair value. The goodwill represents the future growth of the ORIX Group from new revenue streams arising from the consolidation of the entities and synergies with the existing Company’s assets and businesses. The goodwill is not deductible for tax purposes. The goodwill and other intangible assets recorded in connection with the acquisitions are included in the Corporate Financial Services segment, the Investment and Operation segment and the Overseas Business segment.

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisitions had occurred as of April 1, 2013, the beginning of the year ended March 31, 2014:

	Millions of yen
	March 31, 2014	March 31, 2015
Total revenues	¥1,756,437	¥2,345,327
Income from Continuing Operations	197,772	255,219

Total revenues and income from continuing operations of newly consolidated subsidiaries included in the Company’s consolidated statements of income for the year ended March 31, 2015 are ¥234,030 million and ¥5,033 million, respectively.

The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date.

The segment in which goodwill is allocated is disclosed in Note 13 (“Goodwill and Other Intangible Assets”).